Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Loss before income tax expense	¥ (14,382,001)	$ (2,085,194)	¥ (3,974,684)	¥ (5,297,714)
Income tax benefit computed at PRC statutory income tax rate of 25%	(3,595,500)		(993,671)	(1,324,429)
Non-deductible expenses	23,484		29,325	47,151
Foreign tax rates differential	395,543		100,690	(81,668)
Additional 100%/75% tax deduction for qualified research and development expenses	(750,736)		(546,805)	(36,775)
FDII Deduction	10,356
Tax exempted interest income	(8,847)		(2,194)
Non-taxable offshore income				(523,276)
US tax credits	(45,446)		(30,273)	(21,633)
Prior year True-ups	110,581		286,693
Effect of tax rate change	490,855
Prior year adjustments				(4,324)
Others	(5,154)		(1,206)	1,241
Change in valuation allowance	3,450,679		1,199,706	1,950,081
Income tax expense	¥ 55,103	$ 7,989	¥ 42,265	¥ 6,368